Income Taxes (AES Indiana) (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Effective combined state and federal income tax rate	21.10%	21.40%	20.50%	18.40%	19.50%
Combined federal and state statutory rate	24.90%
Indianapolis Power And Light Company
Entity Information [Line Items]
Effective combined state and federal income tax rate	19.60%	18.40%	22.20%	20.20%	20.70%
Combined federal and state statutory rate	24.90%